First Trust Nasdaq Semiconductor ETF Average Annual Total Returns		12 Months Ended	60 Months Ended	111 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Nasdaq US Smart Semiconductor(TM) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		49.53%	17.99%	23.88%
Nasdaq US Benchmark Semiconductors(TM) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		42.44%	38.28%	33.88%
Nasdaq US Benchmark(TM) Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.56%	13.33%	14.84%
First Trust Nasdaq Semiconductor ETF
Prospectus [Line Items]
Average Annual Return, Percent		48.60%	17.25%	23.09%
Performance Inception Date	Sep. 20, 2016
First Trust Nasdaq Semiconductor ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		48.38%	17.00%	22.78%
First Trust Nasdaq Semiconductor ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		28.75%	13.85%	19.87%